Share-based awards - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Options Outstanding Number of Shares
Non-vested outstanding at beginning of period (in shares)	358,030
Granted (in shares)	107,737
Vested (in shares)	(124,605)
Forfeited (in shares)	0
Non-vested outstanding at end of period (in shares)	341,162
Weighted Average Exercise Price
Non-vested outstanding at beginning of period (USD per share)	$ 103.68
Granted (USD per share)	159.83
Vested (USD per share)	92.25
Forfeited (USD per share)	0
Non-vested outstanding at end of period (USD per share)	125.59
Weighted Average Grant Date Fair Value
Non-vested outstanding at beginning of period (USD per share)	31.28
Granted (USD per share)	42.43	$ 43.43
Vested (USD per share)	27.51
Forfeited (USD per share)	0
Non-vested outstanding at end of period (USD per share)	$ 36.18